Post-Retirement Benefit Obligations - Summary of Quantitative Sensitivity Analysis for Significant Assumptions (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Discount rate for post-retirement benefits [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line items]
Increase in rate %	0.25%	0.25%
Increase/ (decrease) in post-retirement benefit obligations	¥ (80)	¥ (73)
Decrease in rate %	0.25%	0.25%
Increase/ (decrease) in post-retirement benefit obligations	¥ 84	¥ 77
Annual increase rate of pension benefits [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line items]
Increase in rate %	1.00%	1.00%
Increase/ (decrease) in post-retirement benefit obligations	¥ 288	¥ 283
Decrease in rate %	1.00%	1.00%
Increase/ (decrease) in post-retirement benefit obligations	¥ (244)	¥ (240)
Annual increase rate of medical expenses [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line items]
Increase in rate %	1.00%	1.00%
Increase/ (decrease) in post-retirement benefit obligations	¥ 41	¥ 40
Decrease in rate %	1.00%	1.00%
Increase/ (decrease) in post-retirement benefit obligations	¥ (34)	¥ (33)